Certain risks and concentration - PRC Regulations OptAim Statement of Loss and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Information:
Net revenues	$ 160,017	$ 125,258	$ 95,357
Net loss attributable to iClick Interactive Asia Group Limited	(32,409)	(24,619)	(27,330)
Net cash provided by operating activities	(15,416)	(13,881)	(3,907)
Net cash used in investing activities	8,395	(25,165)	524
Net increase in cash and cash equivalents and restricted cash	20,754	(13,500)	21,181
OptAim VIE | VIE
Financial Information:
Net revenues	2,902	25,302	52,215
Net loss attributable to iClick Interactive Asia Group Limited	(47)	1,646	(322)
Net cash provided by operating activities	281	539	1,043
Net cash used in investing activities	(1)		(3)
Net increase in cash and cash equivalents and restricted cash	$ 280	$ 539	$ 1,040